Payden U.S. Government Fund
1
Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (3%
)
996,079 Fannie Mae Grantor Trust 2017-T1, 2.90%,
6/25/27
(Cost - $1,008) $ 1,095
FDIC Guaranteed (1%
)
146,905 FDIC Guaranteed Notes Trust 2010-S1144A,
3.25%, 4/25/38 (a)
(Cost - $147) 148
Mortgage Backed (82%
)
989,482 Fannie Mae-Aces , 0.96%, 2/25/31  984
858,002 FG C91912 20YR , 3.00%, 2/01/37  908
42,610 FH 2B0709 ARM , (12 mo. LIBOR USD +
1.750%), 2.06%, 8/01/42 (b) 44
115,323 FH 2B0972 ARM , (12 mo. LIBOR USD +
1.770%), 2.22%, 11/01/42 (b) 122
533,042 FH 2B4763 ARM , (12 mo. LIBOR USD +
1.620%), 2.09%, 10/01/45 (b) 556
90,557 FH 849486 ARM , (12 mo. LIBOR USD +
1.874%), 2.15%, 8/01/41 (b) 96
366,425 FH 849506 ARM , (12 mo. LIBOR USD +
1.610%), 2.35%, 11/01/44 (b) 383
691,875 FHLMC Multifamily Structured Pass-Through
Certificates , (1 mo. LIBOR USD + 0.360%),
0.46%, 7/25/24 (b) 692
1,000,000 FHLMC Multifamily Structured Pass-Through
Certificates , 0.70%, 4/25/29 (c) 989
806,907 FHLMC Multifamily Structured Pass-Through
Certificates , 1.18%, 5/25/50 (c) 814
115,971 FN AI4019 ARM , (12 mo. LIBOR USD +
1.750%), 2.00%, 7/01/41 (b) 122
830,444 FN AL2095 15YR , 3.00%, 6/01/27  880
103,818 FN AL5596 ARM , (12 mo. LIBOR USD +
1.552%), 1.93%, 2/01/44 (b) 109
137,896 FN AL5790 ARM , (12 mo. LIBOR USD +
1.566%), 2.07%, 10/01/44 (b) 144
149,646 FN AL5967 ARM , (12 mo. LIBOR USD +
1.576%), 2.03%, 11/01/44 (b) 156
393,450 FN AL7648 ARM , (12 mo. LIBOR USD +
1.586%), 2.72%, 10/01/45 (b) 413
355,399 FN AP4746 15YR , 3.00%, 8/01/27  377
772,903 FN AS1745 15YR , 3.00%, 2/01/29  821
677,952 FN AS4186 15YR , 2.50%, 1/01/30  715
312,048 FN AS6443 15YR , 3.00%, 12/01/30  333
623,636 FN AS8013 15YR , 2.50%, 9/01/31  660
76,413 FN AU6974 ARM , (12 mo. LIBOR USD +
1.580%), 2.03%, 11/01/43 (b) 80
202,680 FN AU8673 ARM , (12 mo. LIBOR USD +
1.530%), 1.91%, 2/01/44 (b) 211
573,438 FN AZ2886 ARM , (12 mo. LIBOR USD +
1.600%), 2.64%, 9/01/45 (b) 601
557,436 FN AZ4380 ARM , (12 mo. LIBOR USD +
1.590%), 1.87%, 8/01/45 (b) 580
Principal
or Shares Security Description
Value
(000)
550,001 FN BD2473 ARM , (12 mo. LIBOR USD +
1.620%), 2.46%, 1/01/47 (b) $ 572
398,810 FN BE7522 15YR , 2.50%, 2/01/32  420
874,059 FN BM3938 15YR , 3.50%, 4/01/33  950
684,303 FN BM4153 15YR , 3.00%, 6/01/33  727
508,742 FN BO3231 ARM , (12 mo. LIBOR USD +
1.620%), 2.72%, 10/01/49 (b) 536
767,871 FN BP6814 ARM , (12 mo. LIBOR USD +
1.610%), 2.28%, 5/01/50 (b) 801
995,715 FN BR9966 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.610%),
1.91%, 5/01/51 (b) 1,025
701,036 FN CA4462 15YR , 3.00%, 11/01/34  756
948,494 FN FM5537 15YR , 2.00%, 1/01/36  985
657,726 FN MA2868 15YR , 2.50%, 1/01/32  692
124,875 FNR 2002-10-FA , (1 mo. LIBOR USD +
0.750%), 0.84%, 2/25/32 (b) 127
918,670 FRESB 2020-SB78 Mortgage Trust , 0.82%,
6/25/40 (c) 925
1,089,829 FRESB 2020-SB79 Mortgage Trust , 0.80%,
7/25/40 (c) 1,093
960,709 FRESB 2021-SB83 Mortgage Trust , 0.63%,
1/25/26 (c) 960
592,880 G2 778200 , 4.00%, 2/20/32  640
397,862 G2 778203 , 4.75%, 2/20/32  435
967,752 G2 AD0857 , 3.75%, 9/20/33  1,047
313,266 G2 AY5132 , 3.25%, 7/20/37  336
637,457 G2 AY5138 , 3.25%, 12/20/37  683
589,641 GN 728153 , 5.50%, 10/15/29  671
297,087 GN 737791 30YR , 4.50%, 12/15/40  338
3,150,583 GNR 2014-79 ST , 1.90%, 7/20/29 (c) 42
Total Mortgage Backed (Cost - $26,631)
26,551
U.S. Treasury (9%
)
2,800,000 U.S. Treasury Bill, 0.01%, 9/21/21 (d)
(Cost - $2,800) 2,800
Investment Company (3%
)
1,061,215 Payden Cash Reserves Money Market Fund*
(Cost - $1,061)
1,061
Total Investments (Cost - $31,647) (98%)
31,655
Other Assets, net of Liabilities (2%)
807
Net Assets (100%) $ 32,462
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(c) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d) Yield to maturity at time of purchase.

Payden Mutual Funds
Payden U.S. Government Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
90 Day Eurodollar Future 39 Sep-23 $ 9,672 $ 7 $ 7
a a
Short Contracts:
90 Day Eurodollar Future 39 Sep-25 (9,612) (35) (35)
a a
Total Futures
$(28)